Consultancy and Professional Fees - Schedule of Consultancy and Professional Fees (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Consultancy and Professional Fees [Abstract]
Audit fees	$ 545,000	$ 457,000	$ 432,500
Legal fees	467,903	410,274	572,079
Consultancy fees	362,748	348,298	721,096
Total	$ 1,375,651	$ 1,215,572	$ 1,725,675